Average Annual Total Returns		12 Months Ended	60 Months Ended	93 Months Ended	95 Months Ended	120 Months Ended	184 Months Ended	185 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class A, Class F-1, Class F-2, Class F-3, Class T) | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(0.03%)	0.55%			0.88%			1.11%
Performance Inception Date	Aug. 07, 2009
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class A, Class F-1, Class F-2, Class F-3, Class T) | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		2.29%	0.87%			0.92%	1.08%
Performance Inception Date	Aug. 27, 2009
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class A, Class F-1, Class F-2, Class F-3, Class T) | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		2.61%	1.18%			1.22%		1.35%
Performance Inception Date	Aug. 12, 2009
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class A, Class F-1, Class F-2, Class F-3, Class T) | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.61%	1.14%			1.19%
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class A, Class F-1, Class F-2, Class F-3, Class T) | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.65%	1.25%			1.26%
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class A, Class F-1, Class F-2, Class F-3, Class T) | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		2.68%	1.25%		1.50%
Performance Inception Date	Jan. 27, 2017
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class A, Class F-1, Class F-2, Class F-3, Class T) | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%			2.25%		3.39%
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class A, Class F-1, Class F-2, Class F-3, Class T) | Bloomberg Municipal Short 1-5 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.07%	1.10%			1.38%		1.62%
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class R-6) | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		2.68%	1.25%	1.49%
Performance Inception Date	Mar. 17, 2017
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class R-6) | Class R-6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.68%	1.21%	1.47%
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class R-6) | Class R-6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.72%	1.33%	1.51%
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class R-6) | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%	2.34%
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND (Class R-6) | Bloomberg Municipal Short 1-5 Years Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.07%	1.10%	1.48%